Fair Value Measurements - Assets and liabilities that were recognized at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Earn-out liability		$ 13,878	$ 7,075
Earn-out
Liabilities
Earn-out liability		11,100	7,075
Level 2
Liabilities
Earn-out liability		2,778
Level 3
Liabilities
Earn-out liability		11,100	7,075
Level 3 | Earn-out
Liabilities
Earn-out liability		11,100	$ 7,075
Recurring
Liabilities
Total	$ 71,936	13,878
Recurring | Earn-out
Liabilities
Earn-out liability	3,480	11,100
Recurring | Contingent stock liability
Liabilities
Contingent stock liability	60,084
Recurring | Level 2
Liabilities
Total	68,456	2,778
Recurring | Level 2 | Contingent stock liability
Liabilities
Contingent stock liability	60,084
Recurring | Level 3
Liabilities
Total	3,480	11,100
Recurring | Level 3 | Earn-out
Liabilities
Earn-out liability	3,480	11,100
Interest rate swap | Recurring
Liabilities
Interest rate swap liability	8,372	2,778
Interest rate swap | Recurring | Level 2
Liabilities
Interest rate swap liability	$ 8,372	$ 2,778